Investments of Insurance Subsidiaries - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Available for sale securities expected maturity of debt securities	5 years 3 months 18 days
Available for sale securities average scheduled maturity	8 years 7 months 6 days